PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 3,593	$ 3,487
Less accumulated depreciation	2,963	2,872
Premises and equipment, total	630	615
Depreciation	91	100	$ 90
Land and Land Improvements [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	246	246
Building and Building Improvements [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	2,162	2,153
Furniture, Fixtures, and Equipment [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 1,185	$ 1,088